15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	There were no significant non-cash transactions during the three months ended March 31, 2015 and 2014.